Income Taxes - Schedule of Movement in Valuation Allowance (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement in Valuation Allowance [Abstract]
Increase — current year tax loss, Percent	23.00%	23.00%